Pioneer Mid Cap Value Fund
Schedule of Investments  |  January 31, 2024

A: PCGRX	C: PCCGX	K: PMCKX	R: PCMRX	Y: PYCGX

Schedule of Investments  |  1/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.9% of Net Assets
	Automobile Components — 0.9%
48,730	Lear Corp.	$ 6,476,217
	Total Automobile Components	$6,476,217

	Automobiles — 1.1%
653,856	Ford Motor Co.	$ 7,663,192
	Total Automobiles	$7,663,192

	Banks — 8.9%
312,124	Citizens Financial Group, Inc.	$ 10,206,455
127,190	M&T Bank Corp.	17,564,939
880,981	Regions Financial Corp.	16,447,915
491,284	Truist Financial Corp.	18,206,985
	Total Banks	$62,426,294

	Beverages — 1.1%
122,452	Molson Coors Beverage Co., Class B	$ 7,566,309
	Total Beverages	$7,566,309

	Broadline Retail — 2.5%
435,293	eBay, Inc.	$ 17,877,484
	Total Broadline Retail	$17,877,484

	Building Products — 1.1%
30,066	Trane Technologies Plc	$ 7,578,135
	Total Building Products	$7,578,135

	Capital Markets — 7.5%
171,642	Northern Trust Corp.	$ 13,669,569
129,722	Raymond James Financial, Inc.	14,292,770
334,098	State Street Corp.	24,679,819
	Total Capital Markets	$52,642,158

	Chemicals — 4.0%
287,791	Dow, Inc.	$ 15,425,598
136,593	LyondellBasell Industries NV, Class A	12,856,133
	Total Chemicals	$28,281,731

	Commercial Services & Supplies — 1.4%
123,889	Brink's Co.	$ 10,015,187
	Total Commercial Services & Supplies	$10,015,187

	Communications Equipment — 2.0%
43,994	Motorola Solutions, Inc.	$ 14,056,083
	Total Communications Equipment	$14,056,083

1Pioneer Mid Cap Value Fund | 1/31/24

Shares		Value
	Consumer Staples Distribution & Retail — 1.2%
359,287	Walgreens Boots Alliance, Inc.	$ 8,109,108
	Total Consumer Staples Distribution & Retail	$8,109,108

	Containers & Packaging — 1.7%
462,502	Graphic Packaging Holding Co.	$ 11,798,426
	Total Containers & Packaging	$11,798,426

	Electric Utilities — 1.9%
384,086	Exelon Corp.	$ 13,370,034
	Total Electric Utilities	$13,370,034

	Electrical Equipment — 2.2%
169,390	Emerson Electric Co.	$ 15,538,145
	Total Electrical Equipment	$15,538,145

	Electronic Equipment, Instruments & Components — 1.6%
50,029	CDW Corp.	$ 11,342,575
	Total Electronic Equipment, Instruments & Components	$11,342,575

	Entertainment — 1.2%
858,239(a)	Warner Bros Discovery, Inc.	$ 8,599,555
	Total Entertainment	$8,599,555

	Financial Services — 0.8%
91,544(a)	PayPal Holdings, Inc.	$ 5,616,224
	Total Financial Services	$5,616,224

	Food Products — 2.2%
276,269	Kellanova	$ 15,128,490
	Total Food Products	$15,128,490

	Ground Transportation — 1.5%
51,260	JB Hunt Transport Services, Inc.	$ 10,302,235
	Total Ground Transportation	$10,302,235

	Health Care Equipment & Supplies — 6.7%
283,254	Dentsply Sirona, Inc.	$ 9,843,076
189,557	GE HealthCare Technologies, Inc.	13,905,902
182,465	Zimmer Biomet Holdings, Inc.	22,917,604
	Total Health Care Equipment & Supplies	$46,666,582

	Health Care Providers & Services — 1.4%
89,222	Cardinal Health, Inc.	$ 9,742,150
	Total Health Care Providers & Services	$9,742,150

Pioneer Mid Cap Value Fund | 1/31/242

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Shares		Value
	Health Care REITs — 0.6%
211,431	Healthpeak Properties, Inc.	$ 3,911,473
	Total Health Care REITs	$3,911,473

	Hotel & Resort REITs — 0.9%
343,689	Host Hotels & Resorts, Inc.	$ 6,605,703
	Total Hotel & Resort REITs	$6,605,703

	Hotels, Restaurants & Leisure — 1.6%
77,966(a)	Expedia Group, Inc.	$ 11,564,697
	Total Hotels, Restaurants & Leisure	$11,564,697

	Industrial REITs — 0.9%
125,982	First Industrial Realty Trust, Inc.	$ 6,490,593
	Total Industrial REITs	$6,490,593

	Insurance — 4.4%
242,889	American International Group, Inc.	$ 16,883,214
138,827(a)	Brighthouse Financial, Inc.	7,187,074
247,508	Old Republic International Corp.	6,940,124
	Total Insurance	$31,010,412

	Machinery — 7.4%
112,316	AGCO Corp.	$ 13,739,616
23,535	Dover Corp.	3,525,072
154,269	Ingersoll Rand, Inc.	12,319,923
143,334	PACCAR, Inc.	14,389,300
86,392	Stanley Black & Decker, Inc.	8,060,374
	Total Machinery	$52,034,285

	Media — 2.0%
427,128	Fox Corp., Class A	$ 13,796,234
	Total Media	$13,796,234

	Metals & Mining — 1.5%
230,236(a)	Cleveland-Cliffs, Inc.	$ 4,616,232
172,685	Newmont Corp.	5,959,359
	Total Metals & Mining	$10,575,591

	Multi-Utilities — 4.0%
453,168	CenterPoint Energy, Inc.	$ 12,661,514
270,148	Public Service Enterprise Group, Inc.	15,665,882
	Total Multi-Utilities	$28,327,396

	Oil, Gas & Consumable Fuels — 8.0%
452,797	APA Corp.	$ 14,186,130
96,477	Chord Energy Corp.	14,834,304
3Pioneer Mid Cap Value Fund | 1/31/24

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
799,031	Coterra Energy, Inc.	$ 19,879,891
237,150	Range Resources Corp.	6,886,836
	Total Oil, Gas & Consumable Fuels	$55,787,161

	Passenger Airlines — 0.7%
117,273	Delta Air Lines, Inc.	$ 4,590,065
	Total Passenger Airlines	$4,590,065

	Personal Care Products — 1.2%
401,710	Kenvue, Inc.	$ 8,339,500
	Total Personal Care Products	$8,339,500

	Residential REITs — 1.5%
57,089	AvalonBay Communities, Inc.	$ 10,219,502
	Total Residential REITs	$10,219,502

	Retail REITs — 1.1%
372,930	Kimco Realty Corp.	$ 7,533,186
	Total Retail REITs	$7,533,186

	Semiconductors & Semiconductor Equipment — 1.8%
117,143	MKS Instruments, Inc.	$ 12,469,872
	Total Semiconductors & Semiconductor Equipment	$12,469,872

	Specialized REITs — 2.5%
57,623	Extra Space Storage, Inc.	$ 8,323,066
199,049	Gaming and Leisure Properties, Inc.	9,086,587
	Total Specialized REITs	$17,409,653

	Specialty Retail — 1.0%
99,750	Best Buy Co., Inc.	$ 7,230,877
	Total Specialty Retail	$7,230,877

	Technology Hardware, Storage & Peripherals — 2.0%
906,609	Hewlett Packard Enterprise Co.	$ 13,862,052
	Total Technology Hardware, Storage & Peripherals	$13,862,052

	Textiles, Apparel & Luxury Goods — 1.0%
50,100	Ralph Lauren Corp.	$ 7,197,867
	Total Textiles, Apparel & Luxury Goods	$7,197,867

	Trading Companies & Distributors — 2.9%
261,860(a)	AerCap Holdings NV	$ 20,048,002
	Total Trading Companies & Distributors	$20,048,002

	Total Common Stocks (Cost $621,786,793)	$699,800,435

Pioneer Mid Cap Value Fund | 1/31/244

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
1,450,015(b)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 1,450,015
		$1,450,015

	TOTAL SHORT TERM INVESTMENTS (Cost $1,450,015)	$1,450,015

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $623,236,808)	$701,250,450
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(741,991)
	net assets — 100.0%	$700,508,459

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2024.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$699,800,435	$—	$—	$699,800,435
Open-End Fund	1,450,015	—	—	1,450,015
Total Investments in Securities	$701,250,450	$—	$—	$701,250,450
During the period ended January 31, 2024, there were no transfers in or out of Level 3.
5Pioneer Mid Cap Value Fund | 1/31/24